Consolidated Balance Sheets - USD ($) $ in Millions		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks		$ 1,287	$ 1,743
Short-term investments		10,163	17,504
Trading account assets		1,061	1,283
Securities available for sale		39,596	37,707
Held-to-maturity securities (fair value: $8,313 and $6,837)		8,622	7,395
Other investments		949	1,041
Loans, net of unearned income of $303 and $311		106,541	104,260
Allowance for loan and lease losses		(1,427)	(1,409)	$ (1,508)
Net loans		105,114	102,851
Loans held for sale	[1]	1,077	797
Premises and equipment		628	614
Goodwill		2,752	2,752	2,752
Other intangible assets		8	27
Corporate-owned life insurance		4,432	4,394
Accrued income and other assets		8,481	8,797
Discontinued assets		211	263
Total assets		184,381	187,168
Deposits:
Interest-bearing deposits		121,100	120,132
Noninterest-bearing deposits		27,613	29,628
Total deposits		148,713	149,760
Federal funds purchased and securities sold under repurchase agreements		13	14
Bank notes and other short-term borrowings		1,071	2,130
Accrued expense and other liabilities		4,286	4,983
Long-term debt		9,917	12,105
Total liabilities		164,000	168,992
EQUITY
Preferred stock		2,500	2,500
Common Shares, $1 par value; authorized 2,100,000,000 shares; issued 1,256,702,081 shares at December 31, 2025 and 2024		1,257	1,257
Capital surplus		6,035	6,038
Retained earnings		15,359	14,584
Treasury stock, at cost (154,301,387 and 149,915,630 shares)		(2,810)	(2,733)
Accumulated other comprehensive income (loss)		(1,960)	(3,470)
Total equity		20,381	18,176	$ 14,637
Total liabilities and equity		$ 184,381	$ 187,168

[1]	Total loans held for sale include Real estate — residential mortgage loans held for sale at fair value of $149 million at December 31, 2025, and $93 million at December 31, 2024